SHARE CAPITAL AND RESERVES (Details 2)	3 Months Ended
Jun. 30, 2025 $ / shares
SHARE CAPITAL AND RESERVES
Risk-free rate	2.86%
Expected life	5 years
Expected volatility	110.00%
Weighted average fair value per option	$ 0.54